UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2001

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein Partners Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor        New York       New York              10021
--------------------------------------------------------------------------------
Business Address      (Street)          (City)       (State)               (Zip)
--------------------------------------------------------------------------------
Leigh Waxman, (212) 754-4000, Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of August, 2001.

                                                  DICKSTEIN PARTNERS INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Leigh Waxman
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1. Dickstein & Co., L.P.        28-4218            6.
-----------------------------   ----------------   --------------  -------------
2. Dickstein Partners, L.P.     28-4098            7.
-----------------------------   ----------------   --------------  -------------
3. Mark Dickstein               28-4210            8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

                                    FORM 13F
                                                                                                         -------------------------
                                                                                                                   (SEC USE ONLY)
   Page   1 of   1                     Name of Reporting Manager Dickstein Partners Inc.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Item 8:
                                                             Item 5:        Item 6:                              Voting
  Item 1:              Item 2:  Item 3:      Item 4:      Shares or    Investment Discretion          Item 7:   (Shares)(b)Shared
Name of Issuer        Title of  CUSIP       Fair Market    Principal           b) Shared-   (c)      Managers    Authority
                       Class    Number       Value          Amount     (a)Sole  As Defined  Shared- See Instr.V (a) Sole  (c)None
----------------------------------------------------------------------------------------------------------------------------

AT & T Corp         Com       001957-10-9   8,250,000.00   375,000              X                    1,2,3      X
                                           1,375,000.00    62,500               X                    3          X
------------------------------------------------------------------------------------------------------------------------------------
AT & T Corp         Call      001957-90-9  4,730,000.00   215,000 (c)           X                    1,2,3      X
                                             880,000.00    40,000 (c)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
AT & T Corp         Put       001957-95-6  1,581,100.00    97,000 (p)           X                    1,2,3      X
                                             241,240.00    14,800 (p)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
American            Call      025816-90-9    388,000.00    10,000 (c)           X                    1,2,3      X
Express Co                                    97,000.00     2,500 (c)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Arbitron Inc.       Com       03875Q-10-8    732,000.00    30,000               X                    1,2,3      X
                                             109,800.00     4,500               X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Block H & R         Call      093671-90-5    322,750.00    10,000 (c)           X                    1,2,3      X
Inc                                           48,412.50     1,500 (c)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc       Call      17275R-90-2    364,000.00    20,000 (c)           X                    1,2,3      X
                                              54,600.00     3,000 (c)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc       Call      172967-90-1  3,170,400.00    60,000 (c)           X                    1,2,3      X
                                             634,080.00    12,000 (c)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Credit Suisse       Com       22541L-10-3    940,000.00   200,000               X                    1,2,3      X
First Boston USA    CSFBDIRECT               141,000.00    30,000               X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
General Mtrs        Call      370442-90-2  1,251,600.00    60,000 (c)           X                    1,2,3      X
Corp                                         250,320.00    12,000 (c)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Gillette Co         Call      375766-90-2  5,798,000.00   200,000 (c)           X                    1,2,3      X
                                             869,700.00    30,000 (c)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Intel Corp          Put       458140-95-0    731,250.00    25,000 (p)           X                    1,2,3      X
                                             108,225.00     3,700 (p)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Ivillage Inc        Com       46588H-10-5    290,000.00   200,000               X                    1,2,3      X
                                              43,500.00    30,000               X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Johnson &           Call      478160-90-4  1,000,000.00    20,000 (c)           X                    1,2,3      X
Johnson                                      150,000.00     3,000 (c)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
K Mart Corp         Put       482584-95-9  1,147,000.00   100,000 (p)           X                    1,2,3      X
                                             229,400.00    20,000 (p)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Nextel              Cl A      65332V-10-3  2,100,000.00   120,000               X                    1,2,3      X
Communications Inc                           315,000.00    18,000               X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
PG & E Corp         Com       69331C-10-8  2,108,750.00   175,000               X                    1,2,3      X
                                             315,710.00    26,200               X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Radiologix          Com       75040K-10-9    332,450.00   109,000               X                    1,2,3      X
Inc                                           83,875.00    27,500               X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Siliconix Inc       Com New   827079-20-3  1,265,600.00    40,000               X                    1,2,3      X
                                             189,840.00     6,000               X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems    Com       866810-10-4    314,400.00    20,000               X                    1,2,3      X
Inc                                           47,160.00     3,000               X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems    Call      866810-90-4    471,600.00    30,000 (c)           X                    1,2,3      X
Inc                                           70,740.00     4,500 (c)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems    Put       866810-95-4    314,400.00    20,000 (p)           X                    1,2,3      X
Inc                                           47,160.00     3,000 (p)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Unigraphics         Cl A      904928-10-8  1,608,500.00    50,000               X                    1,2,3      X
Solutions Inc                                241,275.00     7,500               X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
US Airways          Put       911905-95-7    337,770.00    13,900 (p)           X                    1,2,3      X
Group Inc                                     63,180.00     2,600 (p)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
UnitedGlobalCom     Cl A      913247-50-8  1,470,500.00   170,000               X                    1,2,3      X
                                             263,825.00    30,500               X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Veritas             Com       923436-10-9    514,343.43     7,731               X                    1,2,3      X
Software Co
----------------------------------------------------------------------------------------------------------------------------------
Willamette          Com       969133-10-7  4,945,000.00   100,000               X                    1,2,3      X
Inds Inc                                     741,750.00    15,000               X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Willamette          Call      969133-90-7    791,200.00    16,000 (c)           X                    1,2,3      X
Inds Inc                                     197,800.00     4,000 (c)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Worldcom            Call      98157D-90-6  1,803,400.00   127,000 (c)           X                    1,2,3      X
Inc Ga New                                   269,800.00    19,000 (c)           X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Wyndham Intl        Cl A      983101-10-6    250,000.00   100,000               X                    1,2,3      X
Inc                                           37,500.00    15,000               X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
XO Communications   Cl A      983764-10-1     96,000.00    50,000               X                    1,2,3      X
Inc                                           14,400.00     7,500               X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Zale Corp New       Com       988858-10-6  1,695,000.00    50,000               X                    1,2,3      X
                                             254,250.00     7,500               X                    3          X
----------------------------------------------------------------------------------------------------------------------------------
Aggregate Totals                          59,500,555.93
----------------------------------------------------------------------------------------------------------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2001.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Leigh Waxman, (212) 754-4000, Vice President of Dickstein Partners Inc., the general partner of the general partner of Dickstein & Co., L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of August, 2001.

                                                  DICKSTEIN & CO., L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Leigh Waxman
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein & Co., L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2001.

--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_| Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Leigh Waxman, (212) 754-4000, VP of Dickstein Partners Inc., the general partner of Dickstein Partners, L.P.
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of August, 2001.

                                                DICKSTEIN PARTNERS, L.P.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Leigh Waxman
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Dickstein Partners, L.P. exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended June 30, 2001.


--------------------------------------------------------------------------------
(Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: |_|
Mark Dickstein
--------------------------------------------------------------------------------
Name of Institutional Investment Manager
660 Madison Avenue, 16th Floor New York, New York 10021
--------------------------------------------------------------------------------
Business Address (Street) (City) (State) (Zip)
--------------------------------------------------------------------------------
Mark Dickstein, (212) 754-4000,
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 14th day of August, 2001.

                                                MARK DICKSTEIN
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                /s/ Mark Dickstein
                                      ------------------------------------------
                                      Manual Signature of Person Duly Authorized
                                      to Submit this Report

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order.) 13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                           13F File No.:      Name:           13F File No.:
-----------------------------   ----------------   --------------  -------------
1.                                                 6.
-----------------------------   ----------------   --------------  -------------
2.                                                 7.
-----------------------------   ----------------   --------------  -------------
3.                                                 8.
-----------------------------   ----------------   --------------  -------------
4.                                                 9.
-----------------------------   ----------------   --------------  -------------
5.                                                 10.
-----------------------------   ----------------   --------------  -------------

Pursuant to General Instruction B to Form 13F, the securities over which Mark Dickstein exercises investment discretion are reported on his behalf on the Form 13F, of even date, filed by Dickstein Partners Inc.